Employee benefits - Schedule of changes in long-term employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee benefits
Beginning balance	€ 17,240	€ 17,972
Current service costs	539	678
Interest expenses	465	506
Actuarial losses/(gains) in other comprehensive loss	(525)	(51)
Actuarial gains in profit or loss	(2,686)	(91)
Benefits paid	(1,658)	(1,707)
Contributions		(65)
Exchange differences	(4)	(2)
Transfer to held for sale	(1,729)
Ending balance	11,642	17,240
Defined-benefit plans
Employee benefits
Beginning balance	12,838
Ending balance	10,006	12,838
Other long-term employee benefits
Employee benefits
Beginning balance	4,402	4,376
Current service costs	80	147
Interest expenses	38	62
Actuarial losses/(gains) in other comprehensive loss		13
Actuarial gains in profit or loss	(2,686)	(91)
Benefits paid	(198)	(105)
Ending balance	1,636	4,402
Italy | Defined-benefit plans
Employee benefits
Beginning balance	2,081	2,290
Current service costs	38	49
Interest expenses	60	64
Actuarial losses/(gains) in other comprehensive loss	(10)	(46)
Benefits paid	(131)	(276)
Transfer to held for sale	(1,729)
Ending balance	309	2,081
Austria
Employee benefits
Beginning balance	10,757
Ending balance	9,697	10,757
Austria | Defined-benefit plans
Employee benefits
Beginning balance	10,757	11,306
Current service costs	421	482
Interest expenses	367	380
Actuarial losses/(gains) in other comprehensive loss	(515)	(18)
Benefits paid	(1,329)	(1,326)
Contributions		(65)
Exchange differences	(4)	(2)
Ending balance	€ 9,697	€ 10,757